Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right-of-use assets

(in thousands)
Balance at January 1, 2020	$414
Additions	182
Depreciation charges	(251)
Foreign currency exchange difference	37
Balance at December 31, 2020	382
Additions	382
Depreciation charges	(227)
Foreign currency exchange difference	(36)
Balance at December 31, 2021	$501

Schedule of maturities of lease liabilities

(in thousands)
2022	$327
2023	193
2024	129
2025	43
Total lease commitments	692
Less: imputed lease interest	(111)
Total lease liabilities	$581
Current portion	$261
Non-current portion	$320